Capital leases (Tables)	9 Months Ended
Sep. 30, 2015
Leases [Abstract]
Schedule Of Capital Lease Obligations
ASLLC has provided a guarantee in respect of this financing arrangement.
As at
Sep 30, 2015
Current portion of capital lease obligations	1,813,564
Non-current portion of capital lease obligations	25,729,641
Total capital lease obligations	27,543,205

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at September 30, 2015, are as follows:

As at
Sep 30, 2015
2015	966,552
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	32,351,978
Less amount representing interest	(4,808,773)
Net minimum lease payments	27,543,205

Schedule of Capital Leased Assets
Assets recorded under capital leases and included in Vessels and vessel equipment, net in ASC’s balance sheets consisted of the following at September 30, 2015:

Total
Vessels and equipment	44,525,446
Accumulated depreciation	(6,827,643)
37,697,804